Write-Downs of Long-Lived Assets (Tables)	6 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2025 and September 30, 2025, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2025	As of September 30, 2025
Investment in operating leases	¥7,230	¥68,844
Property under facility operations	15,217	0
Office facilities	3,558	0
Other assets	22	10,558
Other liabilities	221	0

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
For the six months ended September 30, 2024 and 2025, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥506 million and ¥1,397 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2024		Six months ended September 30, 2025
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥5	2	¥6	2
Others*	235	—	1,116	—

Total	¥240	—	¥1,122	—

	Six months ended September 30, 2024		Six months ended September 30, 2025
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Condominiums	0	0	0	0
Others*	266	—	275	—

Total	¥266	—	¥275	—

*	For “Others,” the number of properties is omitted.